Financial Assets and Financial Liabilities - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 39,721	€ 107,561
Current financial marketable securities	282,767	235,797
Financial assets	1,002,553	804,101
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	322,488	343,358
Non-current financial marketable securities	39,721	107,561
Current financial marketable securities	282,767	235,797
Financial assets	322,488	343,358
Financial assets at amortised cost, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	156,203	144,307
Financial assets at amortised cost, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	163,974	196,909
Financial assets at amortised cost, class [member] | Lower Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,311	2,142
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	309,174	323,176
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	13,314	17,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	0	2,207
Financial assets at amortised cost, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	115,177	95,408
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	2,207
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	186,617	226,771
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	20,694	18,972
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	318,774	342,731
Non-current financial marketable securities	38,576	107,175
Current financial marketable securities	280,198	235,556
Financial assets	318,774	342,731
Financial assets at fair value, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	154,268	144,030
Financial assets at fair value, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	162,214	196,566
Financial assets at fair value, class [member] | Lower Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,292	2,135
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	305,481	322,556
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	13,293	17,968
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	0	2,207
Financial assets at fair value, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	113,635	95,211
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	2,207
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	184,648	226,379
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 20,491	€ 18,934